Other Long Term Investments - Narrative (Details) - USD ($)							12 Months Ended
	Feb. 27, 2023	Dec. 31, 2022	Jul. 01, 2022	Feb. 11, 2021	Dec. 16, 2020	Oct. 12, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Payments to acquire equity method investments						$ 1,800,000
Number of common shares sold under offering (in shares)				40,000
Unrealized loss on equity method investment		$ 1,800,000					$ 1,784,000	$ 0
Equity method investments		$ 700,000					$ 700,000	$ 2,500,000
Cardinal Ventures Holdings | Affiliated Entity | Company Loan
Schedule of Equity Method Investments [Line Items]
Related party transaction amount			$ 150,000
Cardinal Ventures Holdings | Common Class A
Schedule of Equity Method Investments [Line Items]
Number of common shares sold under offering (in shares)									599,999
Cardinal Ventures Holdings | Common Class A | Subsequent Event
Schedule of Equity Method Investments [Line Items]
Number of common shares sold under offering (in shares)	599,999
Cardinal Ventures Holdings | Common Class B
Schedule of Equity Method Investments [Line Items]
Number of common shares sold under offering (in shares)					700,000	2,500,000
Sale of stock, consideration received on transaction					$ 700,000